Deferred Income Tax asset and liability (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of Deferred Income Tax	The following table presents a summary of the items comprising the Subsidiaries’ deferred Income Tax:

	2021	2020
	S/(000)	S/(000)
Deferred asset
Provision for loan portfolio and other provisions	316,208	457,799
Modification of rescheduled loan cash flows	4,184	39,641
Deferred income from stand-by letters	3,958	3,973
Right-of-use assets	3,281	2,613
Net unrealized losses from fluctuation in investments through other comprehensive income	3,151	—
Unrealized (loss) gain from derivatives	(7,453)	8,688
Leveling of assets and liabilities	(27,773)	427
Recording of past-due and refinanced loans (Stages 1, 2, 3)	(47,746)	(38,368)
Others	30,029	30,261
Deferred liability
Deemed cost of fixed assets	(62,125)	(59,478)
Amortization of intangible assets, net	(69,465)	(81,101)
Unrealized net gain from fluctuation in investments through other comprehensive income	(56)	(5,332)
Others	(3,826)	(5,558)

Total deferred Income Tax asset, net	142,367	353,565

Deferred liability
Others	—	11

Total deferred Income Tax liability, net	—	11

Major Components of Income Tax
(c)	The table below presents the amounts reported in the consolidated statement of income for the years 2021, 2020 and 2019:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Current – Expense	296,360	235,134	454,772
Deferred – Expense (Income)	205,752	(308,067)	38,554

	502,112	(72,933)	493,326

Reconciliation of Effective Income Tax Rate
(d)	The table below presents the reconciliation of the effective Income Tax rate to the statutory tax rate for the Group:

	2021		2020		2019
	S/(000)%		S/(000)%		S/(000)%
Income before Income Tax	2,302,291	100.0	310,616	100.0	1,943,441	100.0

Theoretical tax	679,176	29.5	91,632	29.5	573,315	29.5
Decrease in income of Subsidiaries not domiciled in Peru	(39,498)	(1.7)	(54,020)	(17.4)	(18,570)	(1.0)
Non-taxable income, net	(224,780)	(9.8)	(131,595)	(42.4)	(128,623)	(6.6)
Permanent non-deductible expenses	69,367	3.0	28,452	9.2	64,303	3.3
Translation results non-taxable	17,847	0.8	(7,402)	(2.4)	2,901	0.2

Income Tax	502,112	21.8	(72,933)	(23.5)	493,326	25.4